MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND        TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 2001            NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

The U.S. electric power sector experienced a dramatic resurgence during the 12-month period ended February 28, 2001, as investors favored the group's defensive appeal as well as its improving earnings growth profile and successful diversification efforts. In addition, independent power producers benefited from a rising demand for power, resulting in their posting exceptionally strong returns during the year.

The global telecommunications sector posted disappointing performance results during the fiscal year, following its strong performance in 1999. Various issues ranging from increased competition in voice long distance to the broadband supply/demand balance resulted in lackluster performance by the group during much of 2000. Toward the end of that year, however, a modest recovery ensued among some telecom companies, which continue to see strong data and wireless growth. The more defensive telecom companies should benefit in the months ahead, because they typically outperform in a slowing economic environment.

The U.S. natural gas sector benefited from increased demand during 2000 as well as from strong growth among such new ventures as gas marketing and power generation. During the period under review, non-U.S. utilities stocks, especially electric power and natural gas issues, while performing well lagged the particularly strong performance of their U.S. counterparts.

PERFORMANCE AND PORTFOLIO

For the 12-month period ended February 28, 2001, Morgan Stanley Dean Witter Global Utilities Fund's Class B shares returned -5.76 percent, compared to a return of -14.25 percent for the broad-based Morgan Stanley Capital International (MSCI) World Index. The Fund's outperformance relative to the broad-based index was primarily attributable to its heavier weighting in power stocks. For the same period, the Fund's Class A, C and D shares had total returns of -5.05 percent, -5.81 percent and -4.85 percent, respectively. The performance of the

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 2001, CONTINUED

Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the performance of the Fund to that of the MSCI World Index.

In selecting international companies for the Fund's portfolio, we generally favor large, well-managed companies, that we believe have good growth prospects. During the fiscal year, the Fund increased its exposure to companies in the United States and power stocks while reducing its commitment to telecommunications companies. The Fund initiated positions in such U.S. power stocks as Capstone Turbine, NiSource, PPL and Public Service Enterprise Group. Within the non-U.S. portion of the portfolio, the Fund added positions in AWG of the United Kingdom, a water company, and Telefonos de Mexico in Mexico.

LOOKING AHEAD

After a difficult year in 2000, we are optimistic that international utilities will perform better this year. We believe that the stocks of many foreign utilities companies are attractively valued and offer good prospects for expansion of their businesses. We believe that fundamentals for the electricity and natural gas sectors remain highly favorable, particularly in the United States, while telecommunications stocks should benefit from strong demand for these services.

We appreciate your ongoing support of Morgan Stanley Dean Witter Global Utilities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FUND PERFORMANCE FEBRUARY 28, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- Class B SHARES
($ in Thousands)

                  FUND     MSCI WORLD
May 1994          $10,000     $10,000
August 1994       $10,260     $10,461
November 1994     $10,110     $10,014
February 1995      $9,913     $10,098
May 1995          $10,594     $11,039
August 1995       $11,082     $11,323
November 1995     $11,276     $11,860
February 1996     $11,773     $12,495
May 1996          $12,148     $13,005
August 1996       $11,824     $12,746
November 1996     $12,700     $14,077
February 1997     $13,293     $14,172
May 1997          $13,971     $15,222
August 1997       $13,897     $15,592
November 1997     $14,966     $15,841
February 1998     $16,757     $17,588
May 1998          $18,562     $18,269
August 1998       $17,704     $16,175
November 1998     $19,781     $19,008
February 1999     $21,382     $19,822
May 1999          $22,468     $20,669
August 1999       $22,126     $21,521
November 1999     $24,741     $23,042
February 2000     $27,757     $23,535
May 2000          $27,061     $23,480
August 2000       $28,150     $24,345
November 2000     $26,768     $21,281
February 2001  $26,159(3)     $20,183

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND
    CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                     CLASS A*                                         CLASS B**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 2/28/01                             PERIOD ENDED 2/28/01
   -------------------------                        -------------------------
   1 Year                     (5.05)%(1) (10.04)%(2) 1 Year                    (5.76)%(1)  (9.88)%(2)
   Since Inception (7/28/97)  18.01 %(1) 16.25 %(2) 5 Years                    17.31 %(1)  17.10 %(2)
                                                    Since Inception (5/31/94)  15.31 %(1)  15.31 %(2)

                     CLASS C+                                           CLASS D++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 2/28/01                               PERIOD ENDED 2/28/01
   -------------------------                          -------------------------
   1 Year                     (5.81)%(1)  (6.63)%(2)  1 Year                     (4.85)%(1)
   Since Inception (7/28/97)  17.10 %(1)  17.10 %(2)  Since Inception (7/28/97)  18.31 %(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on February 28, 2001.
(4) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not take into account the Fund's expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001

NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            COMMON STOCKS (93.4%)
            AUSTRALIA (1.3%)
            ENERGY
 1,980,000  Australian Gas Light Company Ltd......................................  $ 12,313,909
                                                                                    ------------

            BERMUDA (0.4%)
            TELECOMMUNICATIONS
   255,000  Global Crossing Ltd.*.................................................     4,138,650
                                                                                    ------------

            CANADA (4.5%)
            COMPUTER PROCESSING HARDWARE
   600,000  Sanga International Inc. (a)*.........................................       --
                                                                                    ------------
            ENERGY
   680,000  Enbridge Inc..........................................................    17,922,686
                                                                                    ------------
            TELECOMMUNICATION EQUIPMENT
   160,000  Nortel Networks Corp..................................................     2,967,591
                                                                                    ------------
            TELECOMMUNICATIONS
   320,000  BCE Inc...............................................................     8,507,094
   420,000  Telus Corp. (Non-Voting)..............................................     9,607,575
   163,233  Telus Corp. (Voting)..................................................     3,994,247
                                                                                    ------------
                                                                                      22,108,916
                                                                                    ------------

            TOTAL CANADA..........................................................    42,999,193
                                                                                    ------------

            FINLAND (0.8%)
            TELECOMMUNICATION EQUIPMENT
   345,000  Nokia Oyj.............................................................     7,836,896
                                                                                    ------------
            FRANCE (2.1%)
            ENGINEERING & CONSTRUCTION
    95,000  Suez Lyonnaise des Eaux...............................................    15,790,140
                                                                                    ------------
            TELECOMMUNICATIONS
    70,000  France Telecom S.A. (ADR).............................................     4,235,000
                                                                                    ------------

            TOTAL FRANCE..........................................................    20,025,140
                                                                                    ------------
            GERMANY (1.5%)
            ELECTRIC UTILITIES
   280,000  E. ON AG..............................................................    14,349,636
                                                                                    ------------

            JAPAN (0.6%)
            WIRELESS COMMUNICATIONS
       345  NTT Docomo Inc........................................................     5,969,062
                                                                                    ------------
NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------

            MEXICO (1.4%)
            TELECOMMUNICATIONS
   265,000  Telefonos de Mexico S.A. (Series L) (ADR).............................  $  8,548,900
                                                                                    ------------
            WIRELESS COMMUNICATIONS
   265,000  American Movil (Series L) (ADR)*......................................     4,743,500
                                                                                    ------------

            TOTAL MEXICO..........................................................    13,292,400
                                                                                    ------------

            NEW ZEALAND (0.3%)
            TELECOMMUNICATIONS
 1,080,000  Telecom Corporation of New Zealand Ltd................................     2,392,772
                                                                                    ------------

            PORTUGAL (1.6%)
            ELECTRIC UTILITIES
 2,300,000  Electricidade de Portugal, S.A........................................     6,859,939
                                                                                    ------------
            TELECOMMUNICATIONS
   850,000  Portugal Telecom, S.A. (Registered Shares)............................     8,225,647
                                                                                    ------------

            TOTAL PORTUGAL........................................................    15,085,586
                                                                                    ------------

            SPAIN (2.4%)
            ELECTRIC UTILITIES
   750,000  Empresa Nacional de Electricidad S.A..................................    12,888,355
                                                                                    ------------
            TELECOMMUNICATIONS
   550,000  Telefonica S.A.*......................................................     9,420,989
                                                                                    ------------

            TOTAL SPAIN...........................................................    22,309,344
                                                                                    ------------

            UNITED KINGDOM (2.8%)
            ELECTRIC UTILITIES
   930,000  Scottish Power PLC....................................................     6,418,660
                                                                                    ------------
            TELECOMMUNICATIONS
    90,000  COLT Telecom Group PLC (ADR)*.........................................     6,480,000
                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001, CONTINUED

NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            WATER UTILITIES
   585,000  AWG PLC...............................................................  $  4,921,153
77,220,000  AWG PLC (Redeemable Shares)*..........................................        89,291
                                                                                    ------------
                                                                                       5,010,444
                                                                                    ------------
            WIRELESS COMMUNICATIONS
   325,000  Vodafone Group PLC (ADR)..............................................     8,875,750
                                                                                    ------------

            TOTAL UNITED KINGDOM..................................................    26,784,854
                                                                                    ------------

            UNITED STATES (73.7%)
            COMPUTER COMMUNICATIONS
   100,000  Cisco Systems, Inc.*..................................................     2,368,750
                                                                                    ------------
            ELECTRIC UTILITIES
   400,000  AES Corp. (The)*......................................................    21,588,000
   440,000  Allegheny Energy, Inc.................................................    20,878,000
   460,000  Calpine Corp.*........................................................    20,465,400
   300,000  CMS Energy Corp.......................................................     8,865,000
   150,000  Consolidated Edison, Inc..............................................     5,530,500
   475,000  Constellation Energy Group, Inc.......................................    20,282,500
   380,000  Dominion Resources, Inc...............................................    24,912,800
   625,000  DPL, Inc..............................................................    17,937,500
   370,000  DQE, Inc..............................................................    12,006,500
   520,000  DTE Energy Co.........................................................    18,881,200
   550,000  Duke Energy Corp......................................................    22,412,500
   625,000  Energy East Corp......................................................    11,750,000
   345,000  Exelon Corp...........................................................    22,552,650
   340,000  FPL Group, Inc........................................................    22,117,000
   195,000  Mirant Corp.*.........................................................     4,875,000
   125,000  Montana Power Co......................................................     2,256,250
   440,000  NRG Energy, Inc.*.....................................................    12,188,000
   370,000  Pinnacle West Capital Corp............................................    17,186,500
   225,000  PPL Corp..............................................................    10,280,250
   415,000  Public Service Enterprise Group, Inc..................................    18,596,150
   550,000  Reliant Energy, Inc...................................................    23,105,500
   590,000  Southern Co...........................................................    18,260,500
   320,000  TXU Corp..............................................................    13,196,800
   426,250  Xcel Energy, Inc......................................................    12,020,250
                                                                                    ------------
                                                                                     382,144,750
                                                                                    ------------
            ELECTRICAL PRODUCTS
   185,000  Capstone Turbine Corp.*...............................................     4,555,625
                                                                                    ------------
NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            ENERGY
   470,000  Dynegy, Inc. (Class A)................................................  $ 22,090,000
   305,000  ENRON Corp............................................................    20,892,500
   500,000  KeySpan Corp..........................................................    19,475,000
   649,729  NiSource Inc..........................................................    18,601,741
   765,000  UtiliCorp United, Inc.................................................    22,682,250
                                                                                    ------------
                                                                                     103,741,491
                                                                                    ------------
            MISCELLANEOUS COMMERCIAL SERVICES
   345,000  Convergys Corp.*......................................................    14,614,200
                                                                                    ------------
            OIL & GAS PIPELINES
   405,000  El Paso Corporation...................................................    28,471,500
                                                                                    ------------
            TELECOMMUNICATION EQUIPMENT
   175,000  American Tower Corp. (Class A)*.......................................     5,064,500
                                                                                    ------------
            TELECOMMUNICATIONS
   150,000  ALLTEL Corp...........................................................     8,055,000
   338,925  AT&T Corp.............................................................     7,795,275
   550,000  BellSouth Corp........................................................    23,078,000
   500,000  BroadWing Inc.*.......................................................    11,760,000
   145,000  Level 3 Communications, Inc.*.........................................     3,670,313
   540,000  McLeodUSA, Inc. (Class A)*............................................     7,087,500
   154,000  Metromedia Fiber Network, Inc. (Class A)*.............................     1,463,000
   450,000  Qwest Communications International, Inc.*.............................    16,636,500
   520,000  SBC Communications, Inc...............................................    24,804,000
   190,000  Sprint Corp. (FON Group)..............................................     4,248,400
   188,000  TyCom, Ltd.*..........................................................     3,713,000
   502,100  Verizon Communications Inc............................................    24,853,950
   255,000  WorldCom, Inc.*.......................................................     4,239,375
                                                                                    ------------
                                                                                     141,404,313
                                                                                    ------------
            WIRELESS COMMUNICATIONS
   375,000  AT&T Wireless Group, Inc.*............................................     7,878,750
   395,000  Sprint Corp. (PCS Group)*.............................................     9,946,100
                                                                                    ------------
                                                                                      17,824,850
                                                                                    ------------

            TOTAL UNITED STATES...................................................   700,189,979
                                                                                    ------------

            TOTAL COMMON STOCKS
            (COST $718,015,140)...................................................   887,687,421
                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (6.6%)
            REPURCHASE AGREEMENT
$   62,482  Joint repurchase agreement account 5.46% due 03/01/01 (dated 02/28/01;
              proceeds $62,491,478) (b)
              (COST $62,482,000)..................................................                   $ 62,482,000
                                                                                                     ------------

TOTAL INVESTMENTS
(COST $780,497,140) (C)...................................................................  100.0%    950,169,421

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................    0.0        (188,445)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 949,980,976
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a)  Issuer in bankruptcy.
(b)  Collateralized by Federal Agency and U.S. Treasury obligations.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $216,150,699 and the aggregate gross unrealized depreciation is $46,478,418, resulting in net unrealized appreciation of $169,672,281.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
SUMMARY OF INVESTMENTS FEBRUARY 28, 2001

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Computer Communications...........................................................  $  2,368,750      0.2%
Electric Utilities................................................................   422,661,340     44.5
Electrical Products...............................................................     4,555,625      0.5
Energy............................................................................   133,978,086     14.1
Engineering & Construction........................................................    15,790,140      1.7
Miscellaneous Commercial Services.................................................    14,614,200      1.5
Oil & Gas Pipelines...............................................................    28,471,500      3.0
Repurchase Agreement..............................................................    62,482,000      6.6
Telecommunication Equipment.......................................................    15,868,987      1.7
Telecommunications................................................................   206,955,187     21.8
Water Utilities...................................................................     5,010,444      0.5
Wireless Communications...........................................................    37,413,162      3.9
                                                                                    ------------    -----
                                                                                    $950,169,421    100.0%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $887,687,421     93.4%
Short-Term Investment.............................................................    62,482,000      6.6
                                                                                    ------------    -----
                                                                                    $950,169,421    100.0%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2001

ASSETS:
Investments in securities, at value (cost $780,497,140).......................................  $950,169,421
Cash..........................................................................................           447
Receivable for:
    Investments sold..........................................................................     3,750,675
    Dividends.................................................................................     2,302,781
    Shares of beneficial interest sold........................................................       979,413
    Foreign withholding taxes reclaimed.......................................................       286,296
Prepaid expenses and other assets.............................................................        51,581
                                                                                                ------------
     TOTAL ASSETS.............................................................................   957,540,614
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     5,258,352
    Shares of beneficial interest repurchased.................................................       906,805
    Plan of distribution fee..................................................................       778,603
    Investment management fee.................................................................       477,180
Accrued expenses and other payables...........................................................       138,698
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     7,559,638
                                                                                                ------------
     NET ASSETS...............................................................................  $949,980,976
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $759,104,975
Net unrealized appreciation...................................................................   169,659,403
Accumulated undistributed net investment income...............................................     3,072,986
Accumulated undistributed net realized gain...................................................    18,143,612
                                                                                                ------------
     NET ASSETS...............................................................................  $949,980,976
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................   $16,969,819
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,028,043
     NET ASSET VALUE PER SHARE................................................................        $16.51
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)..........................................        $17.42
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $914,995,263
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    55,460,852
     NET ASSET VALUE PER SHARE................................................................        $16.50
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $15,265,983
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       932,024
     NET ASSET VALUE PER SHARE................................................................        $16.38
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................    $2,749,911
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       166,210
     NET ASSET VALUE PER SHARE................................................................        $16.54
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2001

NET INVESTMENT INCOME:

INCOME
Dividends (net of $628,357 foreign withholding tax)..........................................  $  21,433,401
Interest.....................................................................................      3,864,150
                                                                                               -------------

     TOTAL INCOME............................................................................     25,297,551
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................         37,409
Plan of distribution fee (Class B shares)....................................................      9,257,268
Plan of distribution fee (Class C shares)....................................................        139,892
Investment management fee....................................................................      6,338,081
Transfer agent fees and expenses.............................................................        886,209
Custodian fees...............................................................................        157,562
Registration fees............................................................................        117,113
Shareholder reports and notices..............................................................        106,554
Professional fees............................................................................         80,535
Trustees' fees and expenses..................................................................         11,566
Other........................................................................................         34,345
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     17,166,534
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................      8,131,017
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments..............................................................................     87,381,686
    Foreign exchange transactions............................................................        (43,379)
                                                                                               -------------

     NET GAIN................................................................................     87,338,307
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
    Investments..............................................................................   (154,340,035)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................         12,541
                                                                                               -------------

     NET DEPRECIATION........................................................................   (154,327,494)
                                                                                               -------------

     NET LOSS................................................................................    (66,989,187)
                                                                                               -------------

NET DECREASE.................................................................................  $ (58,858,170)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        FEBRUARY 28, 2001  FEBRUARY 29, 2000
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................    $   8,131,017      $  4,492,463
Net realized gain.....................................................       87,338,307       119,382,547
Net change in unrealized appreciation.................................     (154,327,494)       83,643,198
                                                                          -------------      ------------

     NET INCREASE (DECREASE)..........................................      (58,858,170)      207,518,208
                                                                          -------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares....................................................         (232,599)          (83,825)
    Class B shares....................................................       (6,352,725)       (3,039,664)
    Class C shares....................................................         (103,681)          (30,462)
    Class D shares....................................................          (29,467)           (1,867)
Net realized gain
    Class A shares....................................................       (2,060,023)         (948,759)
    Class B shares....................................................     (117,391,585)      (80,131,375)
    Class C shares....................................................       (1,768,861)         (832,287)
    Class D shares....................................................         (162,667)          (13,662)
                                                                          -------------      ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................     (128,101,608)      (85,081,901)
                                                                          -------------      ------------
Net increase from transactions in shares of beneficial interest.......      168,705,591       296,584,034
                                                                          -------------      ------------

     NET INCREASE (DECREASE)..........................................      (18,254,187)      419,020,341

NET ASSETS:
Beginning of period...................................................      968,235,163       549,214,822
                                                                          -------------      ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $3,072,986 AND
    $1,703,867, RESPECTIVELY).........................................    $ 949,980,976      $968,235,163
                                                                          =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of issuers worldwide, which are primarily engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001, CONTINUED

securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001, CONTINUED

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $500 million; 0.625% to the portion of the daily net assets exceeding
$500 million but not exceeding $1 billion; and 0.60% to the portion of daily net assets in excess of $1 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A --

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001, CONTINUED

up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,956,027 at February 28, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2001 the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $754,886 and $6,124, respectively and received $76,271 in front-end sales charges from sales of the Fund's
Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2001 aggregated $348,622,097 and $288,661,048, respectively.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001, CONTINUED

For the year ended February 28, 2001, the Fund incurred brokerage commissions of $7,968 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended February 28, 2001, the Fund incurred brokerage commissions of $111,894 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2001, the Fund had transfer agent fees and expenses payable of approximately $500.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                      FOR THE YEAR                  FOR THE YEAR
                                                                         ENDED                         ENDED
                                                                   FEBRUARY 28, 2001             FEBRUARY 29, 2000
                                                              ----------------------------  ----------------------------
                                                                 SHARES         AMOUNT         SHARES         AMOUNT
                                                              ------------  --------------  ------------  --------------
CLASS A SHARES
Sold........................................................    1,305,377   $  24,397,286       248,936   $   4,643,609
Reinvestment of dividends and distributions.................      118,976       2,100,913        51,630         952,265
Acquisition of TCW/DW Global Telecom Trust..................      --             --             179,364       3,214,533
Redeemed....................................................   (1,061,257)    (19,603,991)     (100,084)     (1,816,074)
                                                              -----------   -------------   -----------   -------------
Net increase - Class A......................................      363,096       6,894,208       379,846       6,994,333
                                                              -----------   -------------   -----------   -------------

CLASS B SHARES
Sold........................................................   12,594,493     239,893,614    12,053,173     222,066,989
Reinvestment of dividends and distributions.................    6,266,425     110,844,703     4,049,198      74,773,828
Acquisition of TCW/DW Global Telecom Trust..................      --             --          12,225,911     219,153,286
Redeemed....................................................  (10,610,621)   (199,777,549)  (12,652,467)   (232,053,322)
                                                              -----------   -------------   -----------   -------------
Net increase - Class B......................................    8,250,297     150,960,768    15,675,815     283,940,781
                                                              -----------   -------------   -----------   -------------

CLASS C SHARES
Sold........................................................      485,766       9,201,982       382,126       7,027,864
Reinvestment of dividends and distributions.................      101,602       1,778,075        45,087         828,680
Acquisition of TCW/DW Global Telecom Trust..................      --             --              76,323       1,361,239
Redeemed....................................................     (165,749)     (3,046,067)     (191,340)     (3,559,146)
                                                              -----------   -------------   -----------   -------------
Net increase - Class C......................................      421,619       7,933,990       312,196       5,658,637
                                                              -----------   -------------   -----------   -------------

CLASS D SHARES
Sold........................................................      167,134       3,085,120       203,662       3,579,874
Reinvestment of dividends and distributions.................       10,784         184,276           805          14,784
Redeemed....................................................      (19,969)       (352,771)     (203,024)     (3,604,375)
                                                              -----------   -------------   -----------   -------------
Net increase (decrease) - Class D...........................      157,949       2,916,625         1,443          (9,717)
                                                              -----------   -------------   -----------   -------------
Net increase in Fund........................................    9,192,961   $ 168,705,591    16,369,300   $ 296,584,034
                                                              ===========   =============   ===========   =============

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001, CONTINUED

6. FEDERAL INCOME TAX STATUS

As of February 28, 2001, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to foreign currency losses. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $43,426.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 28, 2001, there were no outstanding forward contracts.

8. ACQUISITION OF TCW/DW GLOBAL TELECOM TRUST

On June 28, 1999, the Fund acquired all the net assets of TCW/DW Global Telecom Trust ("Global") based on the respective valuations as of the close of business on June 25, 1999, pursuant to a plan of reorganization approved by the shareholders of Global on June 8, 1999. The acquisition was accomplished by a tax-free exchange of 179,364 Class A shares of the Fund at a net asset value of $17.92 per share for 216,883 Class A shares of Global; 12,225,911 Class B shares of the Fund at a net asset value of $17.93 per share for 15,004,147 Class B shares of Global; and 76,323 Class C shares of the Fund at a net asset value of $17.84 per share for 93,581 Class C shares of Global. The net assets of the Fund and Global immediately before the acquisition were $603,906,296 and $223,729,058, respectively, including unrealized appreciation of $55,835,844 for Global. Immediately after the acquisition, the combined net assets of the Fund amounted to $827,635,354.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                      FOR THE PERIOD
                                                               FOR THE YEAR ENDED FEBRUARY 28,        JULY 28, 1997*
                                                              ---------------------------------          THROUGH
                                                               2001        2000**        1999       FEBRUARY 28, 1998
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $ 20.02      $ 17.16      $ 15.10           $13.77
                                                              -------      -------      -------           ------

Income (loss) from investment operations:
   Net investment income....................................     0.29         0.23         0.21             0.07
   Net realized and unrealized gain (loss)..................    (1.22)        4.78         4.02             1.76
                                                              -------      -------      -------           ------

Total income (loss) from investment operations..............    (0.93)        5.01         4.23             1.83
                                                              -------      -------      -------           ------

Less dividends and distributions from:
   Net investment income....................................    (0.26)       (0.20)       (0.21)           (0.07)
   Net realized gain........................................    (2.32)       (1.95)       (1.96)           (0.43)
                                                              -------      -------      -------           ------

Total dividends and distributions...........................    (2.58)       (2.15)       (2.17)           (0.50)
                                                              -------      -------      -------           ------

Net asset value, end of period..............................  $ 16.51      $ 20.02      $ 17.16           $15.10
                                                              =======      =======      =======           ======

TOTAL RETURN+...............................................    (5.05)%      30.68%       28.37%           13.74%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     1.00 %(3)    1.06%(3)     1.10%(3)         1.18%(2)

Net investment income.......................................     1.54 %(3)    1.25%(3)     1.30%(3)         0.88%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $16,970      $13,313       $4,892             $948

Portfolio turnover rate.....................................       31 %         52%          40%              14%

---------------------

 *   The date shares were first issued.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                     FOR THE YEAR ENDED FEBRUARY 28,
                                                  ---------------------------------------------------------------------
                                                   2001++       2000*++        1999++       1998++++          1997
-----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period............  $  20.01      $  17.15      $  15.09      $  12.66        $  11.33
                                                  --------      --------      --------      --------        --------

Income (loss) from investment operations:
   Net investment income........................      0.15          0.11          0.12          0.15            0.10
   Net realized and unrealized gain (loss)......     (1.22)         4.78          4.01          3.05            1.35
                                                  --------      --------      --------      --------        --------

Total income (loss) from investment
 operations.....................................     (1.07)         4.89          4.13          3.20            1.45
                                                  --------      --------      --------      --------        --------

Less dividends and distributions from:
   Net investment income........................     (0.12)        (0.08)        (0.11)        (0.15)          (0.12)
   Net realized gain............................     (2.32)        (1.95)        (1.96)        (0.62)        --
                                                  --------      --------      --------      --------        --------

Total dividends and distributions...............     (2.44)        (2.03)        (2.07)        (0.77)          (0.12)
                                                  --------      --------      --------      --------        --------

Net asset value, end of period..................  $  16.50      $  20.01      $  17.15      $  15.09        $  12.66
                                                  ========      ========      ========      ========        ========

TOTAL RETURN+...................................     (5.76)%       29.81%        27.60%        26.06%          12.91%

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................      1.74 %(1)     1.74%(1)      1.71%(1)      1.80%           1.82%

Net investment income...........................      0.80 %(1)     0.57%(1)      0.69%(1)      1.08%           0.85%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........  $914,995      $944,600      $540,820      $396,483        $352,240

Portfolio turnover rate.........................        31 %          52%           40%           14%             10%

---------------------

 *   Year ended February 29.
++ Prior to July 28, 1997, the Fund issued one class of shares. All shares held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                      FOR THE PERIOD
                                                               FOR THE YEAR ENDED FEBRUARY 28,        JULY 28, 1997*
                                                              ---------------------------------          THROUGH
                                                               2001        2000**        1999       FEBRUARY 28, 1998
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $ 19.90      $ 17.08      $ 15.07           $13.77
                                                              -------      -------      -------           ------

Income (loss) from investment operations:
   Net investment income....................................     0.14         0.09         0.07             0.01
   Net realized and unrealized gain (loss)..................    (1.21)        4.76         4.02             1.76
                                                              -------      -------      -------           ------

Total income (loss) from investment operations..............    (1.07)        4.85         4.09             1.77
                                                              -------      -------      -------           ------

Less dividends and distributions from:
   Net investment income....................................    (0.13)       (0.08)       (0.12)           (0.04)
   Net realized gain........................................    (2.32)       (1.95)       (1.96)           (0.43)
                                                              -------      -------      -------           ------

Total dividends and distributions...........................    (2.45)       (2.03)       (2.08)           (0.47)
                                                              -------      -------      -------           ------

Net asset value, end of period..............................  $ 16.38      $ 19.90      $ 17.08           $15.07
                                                              =======      =======      =======           ======

TOTAL RETURN+...............................................    (5.81)%      29.73%       27.36%           13.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     1.78 %(3)    1.81%(3)     1.85%(3)         1.93%(2)

Net investment income.......................................     0.76 %(3)    0.50%(3)     0.55%(3)         0.06%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $15,266      $10,156       $3,386             $161

Portfolio turnover rate.....................................       31 %         52%          40%              14%

---------------------

 *   The date shares were first issued.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                      FOR THE PERIOD
                                                               FOR THE YEAR ENDED FEBRUARY 28,        JULY 28, 1997*
                                                              ---------------------------------          THROUGH
                                                               2001        2000**        1999       FEBRUARY 28, 1998
----------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $20.06       $17.18       $15.11            $13.77
                                                              ------       ------       ------            ------

Income (loss) from investment operations:
   Net investment income....................................    0.29         0.32         0.25              0.09
   Net realized and unrealized gain (loss)..................   (1.18)        4.76         4.03              1.76
                                                              ------       ------       ------            ------

Total income (loss) from investment operations..............   (0.89)        5.08         4.28              1.85
                                                              ------       ------       ------            ------

Less dividends and distributions from:
   Net investment income....................................   (0.31)       (0.25)       (0.25)            (0.08)
   Net realized gain........................................   (2.32)       (1.95)       (1.96)            (0.43)
                                                              ------       ------       ------            ------

Total dividends and distributions...........................   (2.63)       (2.20)       (2.21)            (0.51)
                                                              ------       ------       ------            ------

Net asset value, end of period..............................  $16.54       $20.06       $17.18            $15.11
                                                              ======       ======       ======            ======

TOTAL RETURN+...............................................   (4.85)%      31.08%       28.70%            13.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................    0.78 %(3)    0.81%(3)     0.85%(3)          0.92%(2)

Net investment income.......................................    1.76 %(3)    1.50%(3)     1.55%(3)          1.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $2,750         $166         $117               $14

Portfolio turnover rate.....................................      31 %         52%          40%               14%

---------------------

 *   The date shares were first issued.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Global Utilities Fund (the "Fund"), including the portfolio of investments, as of February 28, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 29, 2000 and the financial highlights for each of the respective stated periods ended February 29, 2000 were audited by other independent accountants whose report, dated April 18, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Global Utilities Fund as of February 28, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
APRIL 16, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

      During the fiscal year ended February 28, 2001, the Fund paid to its shareholders $1.94 per share from long-term capital gains. For such period, 61.87% of the income paid qualified for the dividends received deduction available to corporations.
      Of the Fund's ordinary income dividends paid during the fiscal year ended February 28, 2001, 5.52% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                              MORGAN STANLEY
Wayne E. Hedien                                            DEAN WITTER
James F. Higgins                                           GLOBAL UTILITIES
Dr. Manuel H. Johnson                                      FUND
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer                       [PHOTO]

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel


Edward F. Gaylor
Vice President

Andrew Arbenz
Vice President

Thomas F. Caloia                                           ANNUAL REPORT
Treasurer                                                  FEBRUARY 28, 2001


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.